Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Equity Funds	$ 68	$ 77
Fixed Income Funds	50	54
Real Estate Funds	9	9
Listed Infrastructure Funds	7	8
Emerging Market Debt Funds	5	8
Cash and Cash Equivalents	7	2
Non-Invested Assets	1	1
Total Fair Value of DB Pension Plan Assets	$ 147	$ 159